NOTE 15. INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL
	Consolidated
	Goodwill A$	Technologies and Knowhow A$	Patents and Trademark A$	Software and License A$	Total A$

Cost
As of January 1, 2020	14,578,707	14,880,322	1,283,700	531,471	31,274,200
Additions	-	446,786	36,688	3,771	487,245
Disposal	(14,578,707)	8,927,601	(976,692)	(2,680)	(24,485,680)
Exchange difference	-	(181,683)	(107,168)	(45,698)	(334,549)
As of December 31, 2020	-	6,217,824	236,528	486,864	6,941,216

As of January 1, 2021	-	6,217,824	236,528	486,864	6,941,216
Additions	-	1,900,589	-	-	1,900,589
As of December 31, 2021	-	8,118,413	236,528	486,864	8,841,805

Accumulated Amortization and Impairment Losses
As of January 1, 2020	(14,578,707)	(6,157,872)	(390,491)	(196,327)	(21,323,397)
Amortization	-	(1,238,718)	(82,474)	(95,082)	(1,416,274)
Provision for impairment	-	(3,155,932)	(81,875)	(221,533)	(3,459,340)
Disposal	14,578,707	4,617,299	288,570	-	19,484,576
Exchange difference	-	(282,601)	29,742	26,078	(226,781)
As of December 31, 2020	-	(6,217,824)	(236,528)	(486,864)	(6,941,216)

As of January 1, 2021	-	(6,217,824)	(236,528)	(486,864)	(6,941,216)
As of December 31, 2021	-	(6,217,824)	(236,528)	(486,864)	(6,941,216)

Carrying Amount
As of December 31, 2021	-	1,900,589	-	-	1,900,589
As of December 31, 2020	-	-	-	-	-